REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,011,639		$ 949,284		$ 879,012
Americas, principally the US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	665,466		596,663		549,575
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	230,245	[1]	215,560	[1]	200,624	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,133		8,344		9,784
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 106,795		$ 128,717		$ 119,029

[1]	*) Includes Europe, the Middle East (excluding Israel) and Africa.